Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss)

(15) Accumulated other comprehensive income (loss)

The balance in our accumulated other comprehensive income (loss) is set forth in the following table:

	As of December 31, 2017	As of December 31, 2016

	(Dollars in thousands)
Foreign currency translation adjustments	$15,468	$(7,560)
Commodities and foreign currency derivatives	4,821	2

Total accumulated comprehensive income (loss)	$20,289	$(7,558)

As a result of our acquisition by Brookfield and the subsequent purchase price accounting adjustments, accumulated comprehensive losses in equity were reset on August 15, 2015.